Quarterly Holdings Report
for
Fidelity® SAI International Low Volatility Index Fund
July 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV2-NPRT3-0926
1.9866139.111
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRALIA - 3.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	2,724,908	9,619,946
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Lottery Corp/The	11,061,276	43,337,943
Financials - 1.5%
Insurance - 1.5%
Insurance Australia Group Ltd	11,754,599	70,036,166
Medibank Pvt Ltd	13,686,389	49,609,626
TOTAL FINANCIALS		119,645,792
Health Care - 0.4%
Biotechnology - 0.4%
CSL Ltd	334,145	28,890,261
Industrials - 1.0%
Professional Services - 1.0%
Computershare Ltd	2,701,910	77,634,232
TOTAL AUSTRALIA		279,128,174
CHINA - 1.5%
Financials - 1.5%
Banks - 1.5%
BOC Hong Kong Holdings Ltd	17,864,500	118,908,357
DENMARK - 0.9%
Financials - 0.9%
Banks - 0.4%
Ringkjoebing Landbobank A/S	126,189	33,912,564
Insurance - 0.5%
Tryg A/S	1,579,919	37,706,490
TOTAL DENMARK		71,619,054
FINLAND - 2.5%
Financials - 1.9%
Insurance - 1.9%
Mandatum Holding Oy	2,248,399	15,413,847
Sampo Oyj A Shares	11,870,397	131,426,135
TOTAL FINANCIALS		146,839,982
Materials - 0.6%
Paper & Forest Products - 0.6%
UPM-Kymmene Oyj	1,797,603	48,905,204
TOTAL FINLAND		195,745,186
FRANCE - 4.3%
Communication Services - 1.5%
Diversified Telecommunication Services - 1.5%
Orange SA	6,104,881	116,650,207
Consumer Staples - 0.5%
Food Products - 0.5%
Danone SA	529,078	41,154,929
Health Care - 0.4%
Pharmaceuticals - 0.4%
Ipsen SA	191,604	36,942,531
Materials - 1.9%
Chemicals - 1.9%
Air Liquide SA	750,841	147,922,087
TOTAL FRANCE		342,669,754
GERMANY - 4.0%
Consumer Staples - 0.5%
Personal Care Products - 0.5%
Beiersdorf AG (b)	447,418	41,561,139
Financials - 2.8%
Capital Markets - 1.7%
Deutsche Boerse AG	435,772	131,262,035
Insurance - 1.1%
Hannover Rueck SE	299,662	86,596,142
TOTAL FINANCIALS		217,858,177
Materials - 0.7%
Chemicals - 0.7%
Symrise AG	533,558	54,820,772
TOTAL GERMANY		314,240,088
HONG KONG - 3.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
PCCW Ltd	21,947,000	16,455,213
Industrials - 0.4%
Ground Transportation - 0.4%
MTR Corp Ltd (b)	8,043,083	33,967,524
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Hongkong Land Holdings Ltd (Singapore)	976,500	7,918,189
Sino Land Co Ltd	18,242,859	24,890,160
TOTAL REAL ESTATE		32,808,349
Utilities - 2.3%
Electric Utilities - 1.7%
CLP Holdings Ltd	7,910,000	78,643,948
Power Assets Holdings Ltd	6,778,000	51,035,512
		129,679,460
Gas Utilities - 0.6%
Hong Kong & China Gas Co Ltd	53,785,015	48,213,386
TOTAL UTILITIES		177,892,846
TOTAL HONG KONG		261,123,932
INDONESIA - 0.9%
Industrials - 0.9%
Industrial Conglomerates - 0.9%
Jardine Matheson Holdings Ltd (Singapore)	1,023,676	67,987,401
ISRAEL - 1.4%
Industrials - 1.4%
Aerospace & Defense - 1.4%
Elbit Systems Ltd	133,913	107,857,688
ITALY - 0.8%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Lottomatica Group Spa	1,250,510	33,858,761
Health Care - 0.4%
Pharmaceuticals - 0.4%
Recordati Industria Chimica e Farmaceutica SpA	539,140	32,111,285
TOTAL ITALY		65,970,046
JAPAN - 32.1%
Communication Services - 4.0%
Diversified Telecommunication Services - 1.0%
NTT Inc	84,240,100	80,745,303
Wireless Telecommunication Services - 3.0%
KDDI Corp	6,601,800	121,629,699
SoftBank Corp	80,387,700	112,830,403
		234,460,102
TOTAL COMMUNICATION SERVICES		315,205,405
Consumer Discretionary - 3.8%
Automobile Components - 1.3%
Bridgestone Corp	4,275,100	105,575,452
Automobiles - 1.3%
Toyota Motor Corp	5,377,400	101,765,588
Broadline Retail - 0.4%
Pan Pacific International Holdings Corp	5,071,600	28,413,251
Hotels, Restaurants & Leisure - 0.6%
McDonald's Holdings Co Japan Ltd (b)	429,500	21,680,889
Skylark Holdings Co Ltd	1,130,600	22,280,000
		43,960,889
Household Durables - 0.2%
Haseko Corp	988,400	17,197,870
TOTAL CONSUMER DISCRETIONARY		296,913,050
Consumer Staples - 0.7%
Beverages - 0.5%
Kirin Holdings Co Ltd	1,347,500	24,928,421
Suntory Beverage & Food Ltd	629,600	18,253,399
		43,181,820
Food Products - 0.2%
Nisshin Seifun Group Inc	1,242,200	15,725,228
TOTAL CONSUMER STAPLES		58,907,048
Financials - 6.1%
Banks - 2.2%
Gunma Bank Ltd/The	1,810,000	28,444,815
Hachijuni Nagano Bank Ltd	2,257,500	35,077,102
Hirogin Holdings Inc	1,517,400	20,767,548
Kyoto Financial Group Inc	1,497,700	41,282,574
Mebuki Financial Group Inc	4,706,500	43,610,379
		169,182,418
Consumer Finance - 0.2%
Marui Group Co Ltd	912,700	17,003,185
Insurance - 3.7%
Japan Post Holdings Co Ltd	8,569,200	126,775,844
Tokio Marine Holdings Inc	3,133,900	159,723,601
		286,499,445
TOTAL FINANCIALS		472,685,048
Health Care - 2.1%
Health Care Providers & Services - 0.2%
Medipal Holdings Corp	1,008,900	18,166,767
Pharmaceuticals - 1.9%
Astellas Pharma Inc	5,929,200	81,436,410
Takeda Pharmaceutical Co Ltd	1,989,200	68,300,458
		149,736,868
TOTAL HEALTH CARE		167,903,635
Industrials - 6.0%
Air Freight & Logistics - 0.2%
Yamato Holdings Co Ltd	1,433,200	18,598,881
Building Products - 0.5%
AGC Inc	1,080,600	40,752,692
Commercial Services & Supplies - 1.2%
Secom Co Ltd	2,040,540	87,898,442
Ground Transportation - 3.8%
East Japan Railway Co	5,637,600	129,712,967
Hankyu Hanshin Holdings Inc	1,187,340	35,130,922
Kintetsu Group Holdings Co Ltd	947,500	20,581,119
Kyushu Railway Co	768,500	17,341,770
Tobu Railway Co Ltd	980,300	19,015,383
Tokyu Corp	2,825,900	31,022,571
West Japan Railway Co (b)	2,264,000	42,721,271
		295,526,003
Industrial Conglomerates - 0.3%
Sekisui Chemical Co Ltd	1,346,200	22,405,400
TOTAL INDUSTRIALS		465,181,418
Information Technology - 4.1%
Electronic Equipment, Instruments & Components - 2.3%
Hirose Electric Co Ltd	152,500	25,697,595
Kyocera Corp	6,981,000	159,214,242
		184,911,837
IT Services - 0.3%
Otsuka Corp	1,133,100	23,381,020
Technology Hardware, Storage & Peripherals - 1.5%
Canon Inc	4,275,700	119,014,645
TOTAL INFORMATION TECHNOLOGY		327,307,502
Materials - 0.5%
Chemicals - 0.2%
Kuraray Co Ltd	1,530,500	17,554,025
Paper & Forest Products - 0.3%
Oji Holdings Corp	4,436,200	24,393,757
TOTAL MATERIALS		41,947,782
Real Estate - 1.3%
Diversified REITs - 0.4%
Daiwa House REIT Investment Corp	22,562	17,468,722
United Urban Investment Corp	15,903	16,251,403
		33,720,125
Office REITs - 0.9%
Japan Real Estate Investment Corp	35,354	27,054,660
Nippon Building Fund Inc	33,413	28,184,093
Orix JREIT Inc	27,432	17,751,236
		72,989,989
TOTAL REAL ESTATE		106,710,114
Utilities - 3.5%
Electric Utilities - 1.6%
Chubu Electric Power Co Inc	3,767,000	65,225,893
Kansai Electric Power Co Inc/The	4,153,400	62,901,071
		128,126,964
Gas Utilities - 1.6%
Osaka Gas Co Ltd	1,977,360	67,841,070
Tokyo Gas Co Ltd	1,586,000	61,227,322
		129,068,392
Independent Power and Renewable Electricity Producers - 0.3%
Electric Power Development Co Ltd	836,900	19,798,004
TOTAL UTILITIES		276,993,360
TOTAL JAPAN		2,529,754,362
NETHERLANDS - 5.0%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Koninklijke KPN NV	19,021,106	89,814,640
Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 1.4%
Koninklijke Ahold Delhaize NV	2,735,984	108,405,799
Financials - 0.5%
Financial Services - 0.5%
EXOR NV	464,666	37,132,991
Industrials - 1.0%
Professional Services - 1.0%
Wolters Kluwer NV	1,043,583	81,930,313
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV	48,690	80,238,465
TOTAL NETHERLANDS		397,522,208
NEW ZEALAND - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Contact Energy Ltd	1,466,200	7,840,710
NORWAY - 0.5%
Consumer Staples - 0.5%
Food Products - 0.5%
Orkla ASA	3,749,736	41,651,855
SINGAPORE - 4.0%
Financials - 3.1%
Banks - 2.1%
Oversea-Chinese Banking Corp Ltd	7,259,800	164,893,456
Capital Markets - 1.0%
Singapore Exchange Ltd	4,047,500	77,162,379
TOTAL FINANCIALS		242,055,835
Industrials - 0.8%
Aerospace & Defense - 0.8%
Singapore Technologies Engineering Ltd	7,603,700	59,748,267
Real Estate - 0.1%
Industrial REITs - 0.1%
Mapletree Industrial Trust	10,638,243	16,008,546
TOTAL SINGAPORE		317,812,648
SPAIN - 0.4%
Utilities - 0.4%
Electric Utilities - 0.4%
Redeia Corp SA (b)	2,016,728	35,569,126
SWEDEN - 0.2%
Consumer Staples - 0.2%
Household Products - 0.2%
Essity AB B Shares	604,345	17,593,039
SWITZERLAND - 9.3%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Swisscom AG	126,144	97,051,850
Consumer Staples - 2.1%
Food Products - 2.1%
Chocoladefabriken Lindt & Spruengli AG participation certificates	540	63,521,554
Nestle SA	1,034,041	103,353,503
TOTAL CONSUMER STAPLES		166,875,057
Financials - 2.5%
Banks - 0.5%
Banque Cantonale Vaudoise	141,140	22,171,786
Valiant Holding AG	78,480	15,337,794
		37,509,580
Insurance - 2.0%
Zurich Insurance Group AG	204,800	156,001,932
TOTAL FINANCIALS		193,511,512
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Galenica AG (c)(d)	248,482	26,417,253
Industrials - 1.2%
Professional Services - 1.2%
SGS SA	804,078	95,262,033
Real Estate - 1.8%
Real Estate Management & Development - 1.8%
Allreal Holding AG	72,566	18,984,117
Mobimo Holding AG	36,624	15,832,875
PSP Swiss Property AG	227,947	41,165,517
Swiss Prime Site AG	398,734	65,004,813
TOTAL REAL ESTATE		140,987,322
Utilities - 0.2%
Electric Utilities - 0.2%
BKW AG	97,087	16,080,090
TOTAL SWITZERLAND		736,185,117
UNITED KINGDOM - 15.6%
Consumer Discretionary - 0.7%
Diversified Consumer Services - 0.7%
Pearson PLC	3,144,045	53,054,655
Consumer Staples - 5.2%
Beverages - 0.7%
Diageo PLC	2,452,262	53,872,111
Household Products - 1.4%
Reckitt Benckiser Group PLC	1,551,381	109,492,410
Personal Care Products - 1.7%
Unilever PLC	2,092,403	133,134,550
Tobacco - 1.4%
British American Tobacco PLC	1,789,861	108,574,659
TOTAL CONSUMER STAPLES		405,073,730
Financials - 0.9%
Insurance - 0.9%
Admiral Group PLC	1,339,558	68,099,284
Health Care - 3.5%
Pharmaceuticals - 3.5%
Astrazeneca PLC	806,061	137,230,096
GSK PLC	5,418,390	140,893,648
TOTAL HEALTH CARE		278,123,744
Industrials - 3.6%
Aerospace & Defense - 0.9%
BAE Systems PLC	2,506,838	70,966,913
Commercial Services & Supplies - 0.2%
Serco Group PLC	4,983,282	16,226,383
Industrial Conglomerates - 0.0%
CK Hutchison Holdings Ltd	841,000	7,879,565
Professional Services - 1.7%
RELX PLC	3,744,953	131,717,332
Trading Companies & Distributors - 0.8%
Bunzl PLC	1,611,211	60,845,700
TOTAL INDUSTRIALS		287,635,893
Utilities - 1.7%
Multi-Utilities - 1.7%
National Grid PLC	8,073,038	129,215,863
Water Utilities - 0.0%
Severn Trent PLC	82,938	3,373,511
TOTAL UTILITIES		132,589,374
TOTAL UNITED KINGDOM		1,224,576,680
UNITED STATES - 9.3%
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
BP PLC	2,737,827	20,569,746
Shell PLC	3,380,318	154,722,921
TOTAL ENERGY		175,292,667
Health Care - 7.1%
Life Sciences Tools & Services - 0.5%
QIAGEN NV (Germany)	1,027,726	42,332,566
Pharmaceuticals - 6.6%
Haleon PLC	23,506,263	115,076,333
Novartis AG	1,009,707	157,909,992
Roche Holding AG	332,369	145,371,610
Sanofi SA	1,196,503	103,032,888
		521,390,823
TOTAL HEALTH CARE		563,723,389
TOTAL UNITED STATES		739,016,056
TOTAL COMMON STOCKS (Cost $6,490,382,790)		7,872,771,481

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (f) (Cost $4,104,055)	3.64	4,109,000	4,104,885

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (g)(h) (Cost $63,376,447)	3.72	63,370,110	63,376,447

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $6,557,863,292)	7,940,252,813
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(35,571,658)
NET ASSETS - 100.0%	7,904,681,155

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	200	9/2026	31,823,000	581,290

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $26,417,253 or 0.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,417,253 or 0.3% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,725,270.
(g)	Investment made with cash collateral received from securities on loan.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

At period end, the value of non-cash collateral for securities on loan amounted to $55,533,892.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	57,476,428	1,034,738,351	1,092,210,644	1,443,397	(4,135)	-	-	-
Fidelity Securities Lending Cash Central Fund	30,918,962	594,702,341	562,238,524	932,510	(6,332)	-	63,376,447	63,370,110
	88,395,390	1,629,440,692	1,654,449,168	2,375,907	(10,467)	-	63,376,447

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.